Credit and Other Debt Agreements - Summary of Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate of 6.26%, Balloon Due 2014 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	6.26%	6.26%	6.26%	6.26%
Debt instrument maturity year	2014	2014	2014	2014
Fixed Rate of 6.44%, Balloon Due 2017 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	6.44%	6.44%	6.44%	6.44%
Debt instrument maturity year	2017	2017	2017	2017
Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	5.85%	5.85%	5.85%	5.85%
Long-Term debt maturities repayments in 2016	50.0	50.0	50.0	50.0
Long-Term debt maturities repayments in 2018	50	50	50	50
Long-Term debt maturities repayments in 2019	50	50	50	50
Fixed Rate of 5.18%, Balloon Due 2021 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	5.18%	5.18%	5.18%	5.18%
Debt instrument maturity year	2021	2021	2021	2021
Fixed Rate of 5.49%, Balloon Due 2023 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	5.49%	5.49%	5.49%	5.49%
Debt instrument maturity year	2023	2023	2023	2023
Fixed Rate of 3.99%, Balloon Due 2020 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	3.99%	3.99%	3.99%	3.99%
Debt instrument maturity year	2020	2020	2020	2020
Credit Agreement [Member] | Prime or LIBOR Plus Up To 2.00%, Expires July 14, 2014 [Member]
Debt Instrument [Line Items]
Semi-annual Payments of interest, fixed rate	2.00%	2.00%	2.00%	2.00%
Periodic payments of interest and principal, expiry date	Jul. 14, 2014	Jul. 14, 2014	Jul. 14, 2014	Jul. 14, 2014
First Installment [Member] | Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2016	2016	2016	2016
Second Installment [Member] | Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2018	2018	2018	2018
Third Installment [Member] | Fixed Rate of 5.85%, $50.0 Million Due in 2016, 2018 and 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	2019	2019	2019	2019